Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 3. Fair Value of Financial Instruments

The carrying value of the Company’s cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued liabilities approximate fair value due to the short-term nature of these items. Based on the borrowing rates currently available to the Company for debt with similar terms and consideration of default and credit risk, the carrying value of the convertible promissory notes approximates their fair value.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•	Level I Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level II Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

•	Level III Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$1,256,752	$1,256,752	$—	$—

Liabilities
Convertible preferred stock warrant liability	$1,464,877	$—	$—	$1,464,877

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$7,891,888	$7,891,888	$—	$—

Liabilities
Series B warrant liability	$17,438,731	$—	$—	$17,438,731

For the fiscal year ended December 31, 2013, the fair value measurement of the convertible preferred stock warrant liability is based on significant inputs not observed in the market and thus represents a Level 3 measurement. The Company’s estimated fair value of the convertible preferred stock warrant liability is calculated using a Monte Carlo simulation and key assumptions including the probabilities of settlement scenarios, enterprise value, time to liquidity, risk-free interest rates, discount for lack of marketability and volatility (see Note 6). The estimates are based, in part, on subjective assumptions. Generally, increases or decreases in the fair value of the underlying convertible preferred stock would result in a directionally similar impact in the fair value measurement of the warrant liability. In connection with the completion of the Company’s IPO in November 2014, all of the outstanding warrants to purchase convertible preferred stock converted into warrants to purchase shares of common stock and were reclassified to permanent equity.

For the fiscal year ended December 31, 2014, the fair value measurement of the Series B warrant liability is based on significant inputs not observed in the market and thus represents a Level 3 measurement. The Company’s estimated fair value of the Series B warrant liability is calculated using a Monte Carlo simulation and key assumptions including the volatility, of the Company’s stock, expected dividend yield and risk-free interest rates (see Note 7). The estimates are based, in part, on subjective assumptions. Generally, increases or decreases in the trading price of the Company’s stock would result in a directionally opposite impact in the fair value measurement of the Series B warrant liability.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the periods presented.